Income tax expense - Current tax assets and liabilities (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure Of Current Tax Assets Liabilities [Abstract]
Current tax assets	₩ 53,274	$ 42,274	₩ 22,598
Current tax liabilities	₩ 843,555	$ 669,382	₩ 584,491